Private Placement (Details) - USD ($)			9 Months Ended	12 Months Ended
	Jan. 18, 2022	Dec. 17, 2021	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Private Placement [Line Items]
Deposited into the operating account (in Dollars)			$ 2,600,000	$ 2,600,000
proceeds from sale (in Dollars)					$ 25,250,000
Private Placement Warrants [Member]
Private Placement [Line Items]
Anchor investors		8,600,000	8,600,000
Price per share (in Dollars per share)		$ 1	$ 1	$ 1
Exercisable to purchase price			1	1
Share price (in Dollars per share)			$ 11.5	$ 11.5
Generating gross proceeds (in Dollars)		$ 8,600,000	$ 8,600,000
Proceeds from the sale of the private placement (in Dollars)			$ 6,000,000
proceeds from sale (in Dollars)				$ 6,000,000
Private Placement Warrants [Member] | Sponsor [Member]
Private Placement [Line Items]
Anchor investors			5,600,000	5,600,000
Generating gross proceeds (in Dollars)			$ 5,600,000	$ 5,600,000
IPO [Member]
Private Placement [Line Items]
proceeds from sale (in Dollars)		$ 227,250,000	$ 227,250,000
IPO [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Anchor investors			8,600,000	8,600,000
Over-Allotment Option [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Anchor investors			6,500,000	6,500,000
Generating gross proceeds (in Dollars)			$ 6,500,000
Warrant [Member]
Private Placement [Line Items]
Anchor investors			3,000,000	3,000,000
Generating gross proceeds (in Dollars)			$ 3,000,000	$ 3,000,000
Private Placement [Member] | Private Placement Warrants [Member]
Private Placement [Line Items]
Generating gross proceeds (in Dollars)	$ 750,000		$ 750,000	$ 750,000
Additional share	750,000		750,000	750,000